Financial Assets at Fair Value Through Profit or Loss (Tables)	9 Months Ended
Sep. 30, 2019
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Summary of Financial Assets at Fair Value Through Profit or Loss

	December 31, 2018	September 30, 2019
Non-current

Financial assets mandatorily classified as at fair value through profit or loss
Derivative financial assets—warrants	$60,004	$38,006